Declaration of Distributions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Dividends [Abstract]
Declaration of Distributions
Note 13. Declaration of Distributions
On August 22, 2023, our board of directors declared a distribution rate for the month of September 2023 of approximately $0.04932 per share on the outstanding shares of common stock payable to Class A and Class T stockholders of record of such shares as shown on our books at the close of business on September 30, 2023. Such distributions payable to each stockholder of record will be paid the following month.
On September 27, 2023, our board of directors declared a distribution rate for the month of October 2023 of approximately $0.05096 per share on the outstanding shares of common stock payable to Class A and Class T stockholders of record of such shares as shown on our books at the close of business on October 31, 2023. Such distributions payable to each stockholder of record will be paid the following month.

Note 13. Declaration of Distributions
On December 21, 2022, our board of directors declared a distribution rate for the month of January 2023 of approximately $0.00164 per day per share on the outstanding shares of common stock payable to Class A and Class T stockholders of record of such shares as shown on our books at the close of business on each day of the period commencing on January 1, 2023 and ending January 31, 2023. On January 17, 2023, our board of directors declared a distribution rate for the month of February 2023 of approximately $0.00164 per day per share on the outstanding shares of common stock payable to Class A and Class T stockholders of record of such shares as shown on our books at the close of business on each day of the period commencing on February 1, 2023 and ending February 28, 2023. On February 24, 2023, our board of directors declared a distribution rate for the month of March 2023 of approximately $0.00164 per day per share on the outstanding shares of common stock payable to Class A and Class T stockholders of record of such shares as shown on our books at the close of business on each day of the period commencing on March 1, 2023 and ending March 31, 2023. Such distributions payable to each stockholder of record during a month will be paid the following month.